Stock-based compensation - Stock options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares underlying Outstanding Options
Balance at the beginning	3,190,450	2,138,110
Options granted	585,919	1,080,304
Options exercised	(7,614)	(1,627)
Options cancelled	(498)	(887)
Options expired	(1,752)	(25,450)
Balance at the end	3,766,505	3,190,450	2,138,110
Shares vested and exercisable at the end	1,784,725	1,510,555
Weighted-Average Exercise Price
Balance at the beginning (in dollars per share)	$ 7.10	$ 7.15
Options granted (in dollars per share)	13.51	7.15
Options exercised (in dollars per share)	0.79	7.24
Options cancelled (in dollars per share)	4.77	31.46
Options expired (in dollars per share)	0.79	12.75
Balance at the end (in dollars per share)	8.11	7.10	$ 7.15
Vested and Exercisable at the end (in dollars per share)	$ 6.98	$ 7.15
Weighted- Average Remaining Contractual Term (in Years) and Aggregate Intrinsic Value
Weighted- Average Remaining Contractual Term, Outstanding	7 years 8 months 8 days	8 years 1 month 6 days	8 years 1 month 6 days
Weighted- Average Remaining Contractual Term, Exercisable	6 years 4 months 2 days	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 17,737,000	$ 3,998,000	$ 4,670,000
Aggregate Intrinsic Value, Exercisable	$ 10,206,000	2,303,000
Fair value of options vested		1,800,000
Total unrecognized compensation cost		$ 9,100,000
Remaining weighted-average period for unrecognized compensation cost		3 years 2 months 12 days
Time-based options
Number of Shares underlying Outstanding Options
Balance at the beginning	2,570,708	1,537,241
Options granted	585,919	1,061,431
Options exercised	(7,614)	(1,627)
Options cancelled	(498)	(887)
Options expired	(1,752)	(25,450)
Balance at the end	3,146,763	2,570,708	1,537,241
Shares vested and exercisable at the end	1,186,212	1,459,480
Weighted-Average Exercise Price
Balance at the beginning (in dollars per share)	$ 7.56	$ 7.95
Options granted (in dollars per share)	13.51	7.15
Options exercised (in dollars per share)	0.79	7.24
Options cancelled (in dollars per share)	4.77	31.46
Options expired (in dollars per share)	0.79	12.75
Balance at the end (in dollars per share)	8.69	$ 7.56	$ 7.95
Vested and Exercisable at the end (in dollars per share)	$ 14.42
Weighted- Average Remaining Contractual Term (in Years) and Aggregate Intrinsic Value
Vesting period	4 years	4 years
Fair value of options vested	$ 1,800,000
Total unrecognized compensation cost	$ 12,000,000.0
Remaining weighted-average period for unrecognized compensation cost	2 years 4 months 24 days
Performance-based options
Number of Shares underlying Outstanding Options
Balance at the beginning	619,742	600,869
Options granted		18,873
Balance at the end	619,742	619,742	600,869
Shares vested and exercisable at the end	598,513	51,075
Weighted-Average Exercise Price
Balance at the beginning (in dollars per share)	$ 6.38	$ 6.36
Options granted (in dollars per share)		7.15
Balance at the end (in dollars per share)	$ 6.38	$ 6.38	$ 6.36
Weighted- Average Remaining Contractual Term (in Years) and Aggregate Intrinsic Value
Fair value of options vested	$ 11,100	$ 82,000
Total unrecognized compensation cost	$ 28,200	$ 0
Remaining weighted-average period for unrecognized compensation cost	1 year	1 year